Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ (47)	$ (23)
Gain (loss) reclassified from OCI into earnings	(9)	(170)
Foreign Exchange Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(24)	(14)
Gain (loss) reclassified from OCI into earnings	(5)	(63)
Foreign Exchange Forward Contracts [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(2)	(1)
Gain (loss) reclassified from OCI into earnings		(8)
Foreign Exchange Forward Contracts [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(8)	(4)
Gain (loss) reclassified from OCI into earnings	(1)	(29)
Currency Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(8)	(3)
Gain (loss) reclassified from OCI into earnings	(2)	(42)
Currency Collars [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(1)
Gain (loss) reclassified from OCI into earnings		(6)
Currency Collars [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(4)	(1)
Gain (loss) reclassified from OCI into earnings	$ (1)	$ (22)